GEOGRAPHICAL SEGMENTS (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 4,258	$ 6,708	$ 5,645
North America (mainly the United States) [Member]
Segment Reporting Information [Line Items]
Revenues	1,043	1,966	1,737
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	232	950	182
Italy [Member]
Segment Reporting Information [Line Items]
Revenues	248	175	730
Other European Countries [Member]
Segment Reporting Information [Line Items]
Revenues	1,056	1,609	734
China [Member]
Segment Reporting Information [Line Items]
Revenues	688	1,246	660
Japan [Member]
Segment Reporting Information [Line Items]
Revenues	553		100
Korea [Member]
Segment Reporting Information [Line Items]
Revenues			270
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	180	123	268
Other Far Eastern Countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 258	$ 639	$ 964